Stock-Based Compensation, TDS Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock based compensation
Stock-based compensation expense	$ 42	$ 40	$ 36
Income tax benefit	(16)	(15)	(14)
Total stock-based compensation expense, net of income taxes	26	25	22
Unrecognized compensation cost for all stock-based compensation awards	$ 50
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1 year 10 months
Tax benefit from exercise of stock options and other awards	$ 15
Cost of services and products
Stock based compensation
Stock-based compensation expense	3	3	3
Selling, general and administrative expense
Stock based compensation
Stock-based compensation expense	39	37	33
Long-Term Incentive Plans | Stock Options
Stock based compensation
Stock-based compensation expense	16	18	16
Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation
Stock-based compensation expense	24	20	18
Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation
Stock-based compensation expense	1	1	1
Non-Employee Directors' Plan
Stock based compensation
Stock-based compensation expense	$ 1	$ 1	$ 1
TDS Parent Company | TDS Long-Term Incentive Plans
Stock-based compensation, overview
Terms of award	Under the TDS Long-Term Incentive Plans, TDS may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees.
TDS Parent Company | TDS Long-Term Incentive Plans | Stock Options
Stock-based compensation, overview
Terms of award	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods up to three years from the date of grant. Stock options outstanding at December 31, 2016 expire between 2017 and 2026. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of TDS common stock on the date of grant.
TDS Parent Company | TDS Long-Term Incentive Plans | Stock Options | Minimum
Stock-based compensation, overview
Stock options expiration date	Jun. 19, 2017
TDS Parent Company | TDS Long-Term Incentive Plans | Stock Options | Maximum
Stock-based compensation, overview
Stock options expiration date	May 11, 2026
TDS Parent Company | TDS Long-Term Incentive Plans | Restricted Stock Units
Stock-based compensation, overview
Terms of award	TDS also grants restricted stock unit awards to key employees. Each outstanding restricted stock unit is convertible into one Common Share Award. The restricted stock unit awards currently outstanding were granted in 2014, 2015 and 2016 and will vest in 2017, 2018 and 2019, respectively.
TDS Parent Company | TDS Long-Term Incentive Plans | Performance Shares
Stock-based compensation, overview
Terms of award	Beginning in 2016, TDS granted Performance Shares, specifically performance stock units, to certain TDS executive officers. Each recipient may be entitled to shares of TDS common stock equal to 0% to 200% of a communicated target award depending on the achievement of predetermined performance-based and market-based operating targets over a three year period. Performance-based operating targets include Total Revenue and Return on Capital. Market-based operating targets are measured against TDS’ total shareholder return relative to a defined peer group. Performance Shares accumulate dividend equivalents which are forfeitable if the performance metrics are not achieved.
TDS Parent Company | TDS Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock-based compensation, overview
Terms of award	Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units. The amount of TDS’ matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units and vest over three years.
TDS Parent Company | Common Shares | TDS Long-Term Incentive Plans
Stock-based compensation, overview
Shares reserved	16,313,000
TDS Parent Company | Common Shares | Non-Employee Directors' Plan
Stock-based compensation, overview
Shares reserved	112,000
TDS Parent Company | Common Shares | Automatic Dividend Reinvestment and Stock Purchase Plans
Stock-based compensation, overview
Shares reserved	321,000
TDS Parent Company | Series A Common Shares | Series A Common Share Automatic Dividend Reinvestment Plan
Stock-based compensation, overview
Shares reserved	78,000